Janus Henderson Overseas Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.4%
Aerospace & Defense – 6.8%
BAE Systems PLC	7,717,837	$199,817,464
Rheinmetall AG	30,299	64,128,077
		263,945,541
Airlines – 1.2%
Ryanair Holdings PLC	1,585,934	44,867,303
Automobiles – 0.8%
BYD Co Ltd	1,968,000	30,712,002
Banks – 17.0%
Banco Bilbao Vizcaya Argentaria SA	7,361,836	113,196,986
Erste Group Bank AG	1,400,653	119,272,604
HDFC Bank Ltd	5,891,456	137,505,092
Natwest Group PLC	16,763,853	117,656,412
Resona Holdings Inc	13,941,200	128,965,056
UniCredit SpA	570,009	38,206,930
		654,803,080
Beverages – 5.2%
Davide Campari-Milano NV#	9,929,780	66,780,180
Heineken NV	1,522,491	132,732,007
		199,512,187
Biotechnology – 2.6%
Argenx SE (ADR)*	97,347	53,659,613
Ascendis Pharma A/S (ADR)*	179,744	31,023,814
Zai Lab Ltd*	3,497,900	12,231,978
Zai Lab Ltd (ADR)*	84,082	2,940,348
		99,855,753
Chemicals – 2.4%
Shin-Etsu Chemical Co Ltd	1,959,800	64,950,105
Taiyo Nippon Sanso Corp	781,700	29,657,803
		94,607,908
Commercial Services & Supplies – 1.8%
Rentokil Initial PLC	14,730,456	71,180,863
Diversified Telecommunication Services – 3.7%
Deutsche Telekom AG	3,891,421	141,945,383
Electrical Equipment – 0.3%
Contemporary Amperex Technology Co Ltd - Class A	330,574	11,648,301
Electronic Equipment, Instruments & Components – 2.6%
Hexagon AB - Class B	9,821,119	98,823,906
Entertainment – 7.2%
Liberty Media Corp-Liberty Formula One - Series C*	1,535,686	160,479,187
Spotify Technology SA*	152,052	116,675,582
		277,154,769
Hotels, Restaurants & Leisure – 0.8%
Trip.com Group Ltd	273,259	15,873,995
Trip.com Group Ltd (ADR)	242,909	14,244,184
		30,118,179
Information Technology Services – 1.8%
Fujitsu Ltd	2,777,200	67,795,389
Insurance – 7.0%
AIA Group Ltd	13,691,200	122,789,467
Aon PLC - Class A	96,909	34,573,255
Dai-ichi Life Holdings Inc	14,850,400	113,035,894
		270,398,616
Interactive Media & Services – 2.5%
Tencent Holdings Ltd	1,481,300	94,920,048
Machinery – 1.5%
Alstom SA*	2,449,139	57,115,038
Metals & Mining – 2.9%
Teck Resources Ltd	2,771,133	112,078,653
Multiline Retail – 1.8%
MercadoLibre Inc*	26,108	68,236,652
Oil, Gas & Consumable Fuels – 3.7%
Canadian Natural Resources Ltd	2,761,680	86,716,752
TotalEnergies SE	939,592	57,656,581
		144,373,333

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Personal Products – 2.6%
Unilever PLC	1,660,308	$100,828,421
Pharmaceuticals – 5.6%
AstraZeneca PLC	758,912	105,402,998
Sanofi	1,156,980	112,026,908
		217,429,906
Professional Services – 1.0%
Recruit Holdings Co Ltd	654,300	38,783,600
Semiconductor & Semiconductor Equipment – 9.4%
ASML Holding NV	141,922	113,264,802
Taiwan Semiconductor Manufacturing Co Ltd	6,873,000	249,439,518
		362,704,320
Software – 2.0%
SAP SE	259,880	79,016,327
Textiles, Apparel & Luxury Goods – 3.2%
LVMH Moet Hennessy Louis Vuitton SE	118,542	62,074,547
Samsonite International SAž	32,268,329	60,017,275
		122,091,822
Total Common Stocks (cost $2,854,578,169)		3,754,947,300
Investment Companies – 2.2%
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $86,836,852)	86,819,488	86,836,851
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	11,434,429	11,434,429
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 7/1/25	$2,858,607	2,858,607
Total Investments Purchased with Cash Collateral from Securities Lending (cost $14,293,036)		14,293,036
Total Investments (total cost $2,955,708,057) – 100.0%		3,856,077,187
Cash, Receivables and Other Assets, net of Liabilities – 0%		826,533
Net Assets – 100%		$3,856,903,720

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$594,886,158	15.4%
Japan	443,187,847	11.5
United States	296,182,329	7.7
France	288,873,074	7.5
Germany	285,089,787	7.4
Taiwan	249,439,518	6.5
Netherlands	245,996,809	6.4
Sweden	215,499,488	5.6
Canada	198,795,405	5.1
Hong Kong	182,806,742	4.7
China	182,570,856	4.7
India	137,505,092	3.6
Austria	119,272,604	3.1
Spain	113,196,986	2.9
Italy	104,987,110	2.7
Argentina	68,236,652	1.8
Belgium	53,659,613	1.4
Ireland	44,867,303	1.2
Denmark	31,023,814	0.8
Total	$3,856,077,187	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$81,546,138	$852,895,316	$(847,604,602)	$(953)	$952	$86,836,851	86,819,488	$2,267,027
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	10,674,137	317,253,767	(316,493,475)	-	-	11,434,429	11,434,429	63,677 ∆
Total Affiliated Investments - 2.5%
	$92,220,275	$1,170,149,083	$(1,164,098,077)	$(953)	$952	$98,271,280	98,253,917	$2,330,704

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Total return swaps:
Average notional amount	$21,695,865

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$60,017,275, which represents 1.6% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$3,754,947,300	$-	$-
Investment Companies	-	86,836,851	-
Investments Purchased with Cash Collateral from Securities Lending	-	14,293,036	-
Total Assets	$3,754,947,300	$101,129,887	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70247 08-25